Intangible assets (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 68,544	$ 65,713
Depletion expense	$ 371,327	$ 1,471,026